Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Redeemable Warrants (Details)	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares € / shares	Dec. 31, 2020	Dec. 31, 2019 € / shares	Dec. 31, 2018	Dec. 31, 2017 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR voided	0	36,690
Number of instruments exercised (in shares)	0	0
Total number of BSAAR subscribed (in shares)	35,070	35,070	71,760
Number of other equity instruments exercisable in share-based payment arrangement	35,070	35,070
A G A S [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Valuation method used		Monte Carlo
Expected dividends			0.00%
Expected volatility			51.00%
Risk-free interest rate			(0.59%)
Acquisition period			From 03/17/2021 to 03/31/2024
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares			€ 4.15
Grant date			Mar. 17, 2021
Price of the share at the time of allocation | € / shares			€ 4.15
Conversion ratio			1:1
Turnover rate			0.00%
B S A2017 B [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR voided		18,345
Number of instruments exercised (in shares)		0
Total number of BSAAR subscribed (in shares)		0	18,345
Issue price (in EUR per share) | € / shares							€ 2.00
Expected dividends							0.00%
Expected volatility							35.70%
Risk-free interest rate							0.00%
Number of other equity instruments granted in share-based payment arrangement		18,345
Number of other equity instruments exercisable in share-based payment arrangement		0
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares							€ 3.81
Excercise price (in EUR per share) | € / shares							€ 19.97
Conversion ratio							1:1
S O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR voided	26,500	38,229
Total number of BSAAR subscribed (in shares)	968,881	805,181	634,035
Valuation method used	Black Scholes	Black Scholes	Black Scholes	Black Scholes	Black Scholes	Black Scholes	Black Scholes
Number of other equity instruments exercisable in share-based payment arrangement	388,931	245,181
Acquisition period		From 17/10/2022 to 17/10/2025
Exercice period		From 18/10/2025 to 17/10/2032
B S A2017 A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR voided		18,345
Number of instruments exercised (in shares)		0
Total number of BSAAR subscribed (in shares)		0	18,345
Issue price (in EUR per share) | € / shares							€ 2.00
Expected dividends							0.00%
Expected volatility							36.40%
Risk-free interest rate							0.00%
Number of other equity instruments granted in share-based payment arrangement		18,345
Number of other equity instruments exercisable in share-based payment arrangement		0
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares							€ 3.78
Excercise price (in EUR per share) | € / shares							€ 19.97
Conversion ratio							1:1
B S A2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR voided	0	0
Number of instruments exercised (in shares)	0	0
Total number of BSAAR subscribed (in shares)	35,070	35,070	35,070
Issue price (in EUR per share) | € / shares					€ 1.23
Expected dividends					0.00%
Expected volatility					40.00%
Risk-free interest rate					0.00%
Number of other equity instruments granted in share-based payment arrangement	35,070	35,070
Number of other equity instruments exercisable in share-based payment arrangement	35,070	35,070
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares					€ 0.75
Excercise price (in EUR per share) | € / shares					€ 12.32
Conversion ratio					1:1